Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
March 31, 2024
CII-NPRT3-0524
1.799853.120
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.5%
Entertainment - 5.0%
Live Nation Entertainment, Inc. (a)	144,400	15,273
Netflix, Inc. (a)	178,161	108,203
Universal Music Group NV	3,155,442	94,822
Warner Music Group Corp. Class A	1,544,274	50,992
		269,290
Interactive Media & Services - 5.5%
Alphabet, Inc. Class A (a)	1,591,908	240,267
Epic Games, Inc. (a)(b)(c)	2,244	1,346
Meta Platforms, Inc. Class A	115,824	56,242
		297,855
TOTAL COMMUNICATION SERVICES		567,145
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	589,608	15,097
Broadline Retail - 6.5%
Amazon.com, Inc. (a)	1,552,078	279,964
MercadoLibre, Inc. (a)	30,329	45,856
PDD Holdings, Inc. ADR (a)	177,378	20,620
Savers Value Village, Inc. (d)	374,282	7,216
		353,656
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. Class A (a)	445,194	73,439
Domino's Pizza, Inc.	62,905	31,256
Flutter Entertainment PLC (a)	173,737	34,625
Kura Sushi U.S.A., Inc. Class A (a)(d)	64,019	7,372
		146,692
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	3,320,224	1
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	24,344	21,905
Samsonite International SA (a)(e)	5,247,043	19,843
		41,748
TOTAL CONSUMER DISCRETIONARY		557,194
CONSUMER STAPLES - 1.2%
Beverages - 0.8%
Monster Beverage Corp. (a)	691,159	40,972
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	132,798	20,471
TOTAL CONSUMER STAPLES		61,443
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	57,683	3,162
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	282,329	45,534
Range Resources Corp.	715,011	24,618
Reliance Industries Ltd.	1,495,143	53,288
		123,440
TOTAL ENERGY		126,602
FINANCIALS - 6.3%
Capital Markets - 0.2%
Ares Management Corp.	84,004	11,171
Consumer Finance - 0.3%
Capital One Financial Corp.	118,100	17,584
Financial Services - 4.8%
Apollo Global Management, Inc.	47,296	5,318
Corebridge Financial, Inc. (d)	453,241	13,022
Fiserv, Inc. (a)	71,633	11,448
Global Payments, Inc.	258,530	34,555
MasterCard, Inc. Class A	195,132	93,970
Rocket Companies, Inc. (a)(d)	650,018	9,458
Visa, Inc. Class A	323,531	90,291
		258,062
Insurance - 1.0%
Arthur J. Gallagher & Co.	158,307	39,583
BRP Group, Inc. (a)	375,422	10,865
		50,448
TOTAL FINANCIALS		337,265
HEALTH CARE - 14.0%
Biotechnology - 3.1%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	678,800	149
rights (a)(c)	678,800	48
Alnylam Pharmaceuticals, Inc. (a)	157,890	23,597
Arcellx, Inc. (a)	39,269	2,731
Arrowhead Pharmaceuticals, Inc. (a)	136,275	3,897
Beam Therapeutics, Inc. (a)	39,204	1,295
Blueprint Medicines Corp. (a)	25,637	2,432
Cytokinetics, Inc. (a)	111,689	7,831
Exact Sciences Corp. (a)	84,500	5,836
Galapagos NV sponsored ADR (a)	229,781	7,399
Gamida Cell Ltd. (a)(d)	993,684	36
Gamida Cell Ltd. warrants 4/21/28 (a)	182,600	0
Hookipa Pharma, Inc. (a)(d)	453,587	323
Immunocore Holdings PLC ADR (a)	95,155	6,185
Insmed, Inc. (a)	518,436	14,065
Janux Therapeutics, Inc. (a)	11,800	444
Krystal Biotech, Inc. (a)	17,258	3,071
Legend Biotech Corp. ADR (a)	121,690	6,826
Regeneron Pharmaceuticals, Inc. (a)	53,425	51,421
Repligen Corp. (a)	99,282	18,260
Sarepta Therapeutics, Inc. (a)	31,024	4,016
Seres Therapeutics, Inc. (a)	160,606	124
Synlogic, Inc. (a)(d)	29,441	53
Vor Biopharma, Inc. (a)	246,291	584
XOMA Corp. (a)	169,285	4,071
		164,694
Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)	44,100	14,461
Boston Scientific Corp. (a)	1,877,300	128,576
Glaukos Corp. (a)	114,918	10,836
Hologic, Inc. (a)	136,900	10,673
Inspire Medical Systems, Inc. (a)	36,211	7,778
Lantheus Holdings, Inc. (a)	51,573	3,210
Masimo Corp. (a)	204,744	30,067
Penumbra, Inc. (a)	25,936	5,788
Pulmonx Corp. (a)	102,449	950
RxSight, Inc. (a)	27,931	1,441
		213,780
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	603,714	49,281
Health Care Technology - 0.1%
Evolent Health, Inc. Class A (a)	173,275	5,682
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	69,139	10,060
Bio-Techne Corp.	139,177	9,797
Bruker Corp.	283,050	26,590
Chemometec A/S	69,230	4,244
Codexis, Inc. (a)	582,572	2,033
Danaher Corp.	174,798	43,651
MaxCyte, Inc. (a)(d)	669,259	2,804
Sartorius Stedim Biotech	68,884	19,642
Thermo Fisher Scientific, Inc.	66,652	38,739
		157,560
Pharmaceuticals - 3.0%
Aclaris Therapeutics, Inc. (a)	89,145	111
Chugai Pharmaceutical Co. Ltd.	241,641	9,234
Eli Lilly & Co.	180,986	140,800
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	936,700	13,217
		163,362
TOTAL HEALTH CARE		754,359
INDUSTRIALS - 14.9%
Electrical Equipment - 1.7%
Eaton Corp. PLC	237,518	74,267
HD Hyundai Electric Co. Ltd.	60,120	7,960
Nextracker, Inc. Class A (a)	213,530	12,015
		94,242
Ground Transportation - 4.8%
Uber Technologies, Inc. (a)	3,384,769	260,593
Industrial Conglomerates - 1.8%
General Electric Co.	561,143	98,497
Machinery - 2.3%
Chart Industries, Inc. (a)	43,800	7,215
Energy Recovery, Inc. (a)	157,613	2,489
Ingersoll Rand, Inc.	648,254	61,552
Parker Hannifin Corp.	68,757	38,214
Westinghouse Air Brake Tech Co.	108,129	15,752
		125,222
Passenger Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	205,123	29,864
Professional Services - 2.7%
Equifax, Inc.	281,549	75,320
KBR, Inc.	647,474	41,218
RELX PLC sponsored ADR (d)	179,700	7,779
TransUnion	258,222	20,606
		144,923
Trading Companies & Distributors - 1.0%
Ferguson PLC	234,888	51,362
TOTAL INDUSTRIALS		804,703
INFORMATION TECHNOLOGY - 38.6%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (a)	1,031,532	29,512
Jabil, Inc.	241,223	32,312
		61,824
IT Services - 1.4%
Gartner, Inc. (a)	44,847	21,377
MongoDB, Inc. Class A (a)	152,223	54,593
		75,970
Semiconductors & Semiconductor Equipment - 16.2%
Allegro MicroSystems LLC (a)	700,096	18,875
ASML Holding NV (depository receipt)	78,281	75,969
Astera Labs, Inc.	9,700	720
BE Semiconductor Industries NV	236,826	36,255
eMemory Technology, Inc.	18,757	1,407
KLA Corp.	51,976	36,309
Marvell Technology, Inc.	137,662	9,757
Micron Technology, Inc.	278,736	32,860
Monolithic Power Systems, Inc.	26,145	17,711
NVIDIA Corp.	518,313	468,327
NXP Semiconductors NV	150,782	37,359
SiTime Corp. (a)	181,789	16,948
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	697,124	94,844
Universal Display Corp.	152,328	25,660
		873,001
Software - 16.4%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,014,955	2,385
HubSpot, Inc. (a)	60,512	37,914
Manhattan Associates, Inc. (a)	144,606	36,185
Microsoft Corp.	1,766,880	743,359
Monday.com Ltd. (a)	59,155	13,361
NICE Ltd. sponsored ADR (a)	116,462	30,352
ServiceNow, Inc. (a)	26,112	19,908
Volue A/S (a)	724,170	2,001
		885,465
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	1,077,618	184,790
TOTAL INFORMATION TECHNOLOGY		2,081,050
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	297,729	5,240
TOTAL COMMON STOCKS (Cost $3,137,431)		5,295,001

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	423	451
Series A2 (b)(c)	77	82
		533
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	30,000	382
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	75,700	263
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	250,763	730
Series D (b)(c)	1,768,998	4,989
		5,719
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	50,974	883
Series C3 (a)(b)(c)	63,718	1,104
Series C4 (a)(b)(c)	18,303	317
Series C5 (a)(b)(c)	36,887	639
		2,943
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,158)		9,840

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $810)	810	832

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,099)	1,099	1,127

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	88,485,356	88,503
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	29,611,265	29,614
TOTAL MONEY MARKET FUNDS (Cost $118,117)		118,117

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,272,615)	5,424,917
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(36,151)
NET ASSETS - 100.0%	5,388,766

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,531,000 or 0.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,843,000 or 0.4% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	383

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	1,654

ASAPP, Inc. Series D	8/29/23	6,831

Blu Investments LLC	5/21/20	6

Canva, Inc. Series A	9/22/23	451

Canva, Inc. Series A2	9/22/23	82

ElevateBio LLC Series C	3/09/21	318

Epic Games, Inc.	3/29/21	1,986

Illuminated Holdings, Inc. Series C2	7/07/20	1,274

Illuminated Holdings, Inc. Series C3	7/07/20	1,912

Illuminated Holdings, Inc. Series C4	1/08/21	659

Illuminated Holdings, Inc. Series C5	6/16/21	1,594

Illuminated Holdings, Inc. 0%	6/14/23	810

Illuminated Holdings, Inc. 0%	9/27/23	1,099

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	44,138	1,010,708	966,343	2,199	-	-	88,503	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	22,191	355,252	347,829	159	-	-	29,614	0.1%
Total	66,329	1,365,960	1,314,172	2,358	-	-	118,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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